RELATED PARTIES TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Management fees and share-based payments
	March 31, 2020	March 31, 2019
Management Fees	$64,520	$43,917
Stock-based Compensation	—	30,000
	$64,520	$73,917